THE WRIGHT MANAGED INCOME TRUST
177 West Putnam Avenue
Greenwich, CT 06830-5203
Telephone: (203) 783-4400
Telecopy: (203) 783-4401

May 4, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Wright Managed Income Trust (the “Registrant”)
File No.: 002-81915/811-03668
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies (a) that the Prospectus dated May 1, 2015 for the Wright Current Income Fund do not differ from those contained in Post-Effective Amendment No. 52 (“PEA No. 52”) to the Registrant's Registration Statement on Form N-1A, and (b) that PEA No. 52 as filed electronically with the Commission (Accession No. 0001435109-15-000339) on April 28, 2015.

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2049 or vicki.horwitz@atlanticfundservices.com.

Sincerely,

/s/ Vicki Horwitz
Vicki S. Horwitz, Esq.
Secretary to the Registrant